POST BALANCE SHEET EVENTS (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
POST BALANCE SHEET EVENTS
Loss for the period	£ (185,107)	£ 30,765	£ 1,442